Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iShares U.S. ETF Trust
Prospectus Date	rr_ProspectusDate	Feb. 28, 2020
Document Creation Date	dei_DocumentCreationDate	Jun. 29, 2020